Condensed Unaudited Consolidated Statements of Financial Position - CAD ($)		Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 51,252,752	$ 11,095,848
Receivables		207,428	440,930
Prepaid expenses		6,321,339	6,580,976
Inventory		1,309,658	750,151
Current assets		59,091,177	18,867,905
Non-current assets
Restricted cash		188,463	184,314
Plant and equipment		9,879,971	9,990,542
Net investment in sublease		178,810
Goodwill and other intangible assets		1,236,631	1,239,131
TOTAL ASSETS		70,575,052	30,281,892
Current liabilities
Trade payables and accrued liabilities		919,040	2,128,226
Customer deposits		410,973	411,479
Construction contract liability		281,924	199,465
Shareholder loan			2,076
Deferred income tax		15,580	42,855
Current portion of lease liabilities		627,645	604,886
Total Current Liabilities		2,255,162	3,388,987
Non-current liabilities
Derivative liability	[1]	9,984,337	7,072,134
Lease liabilities		769,551	858,790
TOTAL LIABILITIES		13,009,050	11,319,911
EQUITY
Share capital		116,205,676	66,574,255
Deficit		(76,960,534)	(62,116,008)
Reserves		18,320,860	14,503,734
TOTAL EQUITY		57,566,002	18,961,981
TOTAL LIABILITIES AND EQUITY		$ 70,575,052	$ 30,281,892

[1]	Footnote: The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards (“IFRS”). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 10.